TAXES BASED ON INCOME (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	$ 928.7	$ 1,060.0
Tax credit carryforwards before tax effect	104.2	129.2
Net operating loss and credit carryforward
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	104.2	129.2
Expires in 2015
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	15.3
Expires in 2016
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	8.1
Expires in 2017
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	15.5
Expires in 2018
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	16.5
Expires in 2019
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	4.6
Expires in 2020
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	17.7
Expires in 2021
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	8.2
Expires in 2022
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	2.8
Expires in 2023
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	13.7
Expires in 2024
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	3.3
Expires in 2029
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	1.8
Expires in 2030
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	0.4
Expires in 2031
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	0.6
Expires in 2032
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	1.1
Indefinite life/no expiration Member
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	819.1
Expires in 2015
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	0.6
Expires in 2016
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	0.7
Expires in 2017
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	0.4
Expires in 2018
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	23.9
Expires in 2019
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	33.2
Expires in 2020
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	15.9
Expires in 2021
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	0.3
Expires in 2022
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	9.6
Expires in 2023
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	5.2
Expires in 2024
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	0.3
Expires in 2025
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	0.1
Expires in 2026
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	1.2
Expires in 2027
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	0.1
Expires in 2028
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	0.1
Expires in 2029
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	0.1
Expires in 2033
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	1.8
Expires in 2034
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	1.6
Indefinite/no expiration | Indefinite life/no expiration Member
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	9.1
Foreign subsidiaries
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	$ 928.7	$ 1,060.0
Expected period for certain indefinite-lived foreign net operating losses to be fully utilized	50 years